CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	316,329	191,589	875,378	400,127	632,426	232,178
Stock-based compensation expense	147,163	0	334,228	41,302	273,443	44,082
Management salaries and consulting fees	632,964	352,266	1,682,557	1,103,828	1,370,681	498,246
Research and development	566,655	152,123	1,052,650	309,403	633,050	12,787
Asset impairment adjustment	0	0	0	25,320,555	25,320,555	0
Total operating expenses	1,663,111	695,978	3,944,813	27,175,215	2,909,600	787,293
Loss from operations	(1,663,111)	(695,978)	(3,944,813)	(27,175,215)	(2,909,600)	(787,293)
Other income (expense):
Loss on debt extinguishment, net	0	0	0	(269,144)	(224,166)	0
Loss on disposal of property and equipment					(39,434)	0
Gain on fair value adjustment - derivatives	0	0	0	60,650	60,650	4,150
Interest expense	(227,475)	(41,622)	(399,381)	(107,253)	(141,512)	(457,505)
Amortization of interest - beneficial conversion feature	(130,830)	0	(222,373)	(1,407,675)	(1,407,675)	(11,509)
Total other expense, net	(358,305)	(41,622)	(621,754)	(1,723,422)	(27,072,692)	(464,864)
Loss before provision for income taxes	(2,021,416)	(737,600)	(4,566,567)	(28,898,637)	(29,982,292)	(1,252,157)
Provision for income taxes	0	0	0	0	0	0
Net loss	(2,021,416)	(737,600)	(4,566,567)	(28,898,637)	(29,982,292)	(1,252,157)
Net loss attributable to noncontrolling interest	4	(98)	102	(48)	120	3,125
Net loss attributable to SOBR Safe, Inc.	(2,021,412)	(737,698)	(4,566,465)	(28,898,685)	(29,982,172)	(1,249,032)
Dividends on convertible preferred stock	0	(161,880)	0	(161,880)	(107,880)	0
Net loss attributable to common stockholders	$ (2,021,412)	$ (899,578)	$ (4,566,465)	$ (29,060,565)	$ (30,090,052)	$ (1,249,032)
Basic and diluted loss per common share	$ (0.08)	$ (0.04)	$ (0.18)	$ (2.23)	$ (1.95)	$ (0.23)
Weighted average number of common shares outstanding	25,981,203	20,046,424	25,974,042	13,030,845	15,399,208	5,081,122